Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Flexential Parent Corporation (the “Company”)
Deutsche Bank Securities Inc. (the “Structuring Agent”)
(together, the “Specified Parties”)

Re: Flexential Issuer, LLC and Flexential Co-Issuer, LLC, Secured Data Center Revenue Term Notes, Series 2026-1 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “5.1-4 Flex Data Tape_Contract Details_with quantity added_Sept 2025 (incl ATL05&PDX04).xlsx” provided by the Structuring Agent on November 20, 2025, on behalf of the Company, containing information on 36,771 data center service order agreements (the “Service Orders”) as of October 1, 2025 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Flexential Issuer, LLC and Flexential Co-Issuer, LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts were within $1.00, percentages were within 0.1%, Customer Since Date was within 45 days, and Contract End Date was within 30 days.

•	The term “Statistical Disclosure Date” means October 1, 2025.

•	The term “Top 25 Tenants” means the top 25 tenants based on aggregated “Annualized Revenue” of the respective Service Orders in the Data File.

•	The term “Regular Tenants” means tenants that are not Top 25 Tenants.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•
The term “Service Order Information” means electronic copies of the following documents provided by the Company: (i) data center service orders, amended and/or restated service orders, change order agreements, and master service agreements, (ii) Company’s accounting system screenshots, and (iii) service order invoices. We make no representation regarding the validity or accuracy of the Servicer Order Information.

•
The term “Supporting Information Files” means the following electronic data files provided by the Company, containing instructions and information on (i) service order name changes, (ii) contract term updates, (iii) monthly recurring revenue updates, (iv) quantity changes, and (v) auto renewal terms for the Selected Service Orders (defined below):

–	“6.2.2-1 FLEX 2026-1 KPMG Selected Sample.xlsx” provided on December 5, 2025;

–	“6.2.2-8 FLEX 2026-1 KPMG Selected Sample v.2.xlsx” provided on December 9, 2025;

–	“6.2.2-9 Flexential 2026-1 Initial Exceptions (Response).xlsx” provided on December 16, 2025; and

–	“Flexential 2026-1 Initial Exceptions 12.17.2025 (Response).xlsx” provided on December 17, 2025.

•
The term “Mapping Information” means two electronic files entitled “6.2.2-4 Facilities Mapping List.xlsx” provided by the Company on December 5, 2025 and “1.4.1-128 Product Family Chart.png” confirmed by the Company on December 18, 2025, containing mapping information for Data Center Name, Site/Location, and Product Family with respect to the Service Orders.

•	The term “Source Documents” means the Service Order Information, Supporting Information Files, and Mapping Information.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in Exhibit B.

•	The term “Provided Information” means the Statistical Disclosure Date, Source Documents, and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 100 Service Orders from the Data File as follows:

(i)	Selected one Service Order from each of the Top 25 Tenants’ Service Orders (the “Top Tenant Sample”), and

(ii)	Selected 75 Service Orders from the Regular Tenants’ Service Orders (the “Regular Tenant Sample”).

The Top Tenant Sample and the Regular Tenant Sample constitute the “Selected Service Orders.” A listing of the Selected Service Orders is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Services Orders we were instructed to randomly select from the Data File.

B.
For each Selected Service Order, we compared or recomputed the specified attributes in the Data File listed in Exhibit B to or using the corresponding information included in the Source Documents, utilizing the Instructions, as applicable. The Company indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception.

We found such information to be in agreement, except as listed in Exhibit C.

2

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Service Orders, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Service Orders to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Service Orders being securitized, (iii) the compliance of the originator of the Service Orders with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Service Orders that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California
January 9, 2026

3

Exhibit A

Selected Service Orders

Selected Service Order #	Service Order Number *	Top Tenant?	Selected Service Order #	Service Order Number *	Top Tenant?
1	20261001	yes	26	20261026	no
2	20261002	yes	27	20261027	no
3	20261003	yes	28	20261028	no
4	20261004	yes	29	20261029	no
5	20261005	yes	30	20261030	no
6	20261006	yes	31	20261031	no
7	20261007	yes	32	20261032	no
8	20261008	yes	33	20261033	no
9	20261009	yes	34	20261034	no
10	20261010	yes	35	20261035	no
11	20261011	yes	36	20261036	no
12	20261012	yes	37	20261037	no
13	20261013	yes	38	20261038	no
14	20261014	yes	39	20261039	no
15	20261015	yes	40	20261040	no
16	20261016	yes	41	20261041	no
17	20261017	yes	42	20261042	no
18	20261018	yes	43	20261043	no
19	20261019	yes	44	20261044	no
20	20261020	yes	45	20261045	no
21	20261021	yes	46	20261046	no
22	20261022	yes	47	20261047	no
23	20261023	yes	48	20261048	no
24	20261024	yes	49	20261049	no
25	20261025	yes	50	20261050	no

A-1

Selected Service Order #	Service Order Number *	Top Tenant?	Selected Service Order #	Service Order Number *	Top Tenant?
51	20261051	no	76	20261076	no
52	20261052	no	77	20261077	no
53	20261053	no	78	20261078	no
54	20261054	no	79	20261079	no
55	20261055	no	80	20261080	no
56	20261056	no	81	20261081	no
57	20261057	no	82	20261082	no
58	20261058	no	83	20261083	no
59	20261059	no	84	20261084	no
60	20261060	no	85	20261085	no
61	20261061	no	86	20261086	no
62	20261062	no	87	20261087	no
63	20261063	no	88	20261088	no
64	20261064	no	89	20261089	no
65	20261065	no	90	20261090	no
66	20261066	no	91	20261091	no
67	20261067	no	92	20261092	no
68	20261068	no	93	20261093	no
69	20261069	no	94	20261094	no
70	20261070	no	95	20261095	no
71	20261071	no	96	20261096	no
72	20261072	no	97	20261097	no
73	20261073	no	98	20261098	no
74	20261074	no	99	20261099	no
75	20261075	no	100	20261100	no

(*) The Company has assigned a unique Service Order Number (Subscription Summary) to each service order in the Data File.  The Service Order Numbers referenced in this Exhibit are not the actual Service Order Numbers (Subscription Summary).

A-2

Exhibit B

Attributes, Source Documents and Instructions

#	Attribute (Data File Attribute, if different)	Source Documents / Instructions

1	Subscription Summary	Not applicable. Unique identifier for information purposes only.

2	Account Name	Service Order Information, Supporting Information Files

3	Customer Since Date (Customer Since)	Service Order Information

4	Data Center Name (Data Center)
Service Order Information

If Data Center Name was not listed in the Service Order Information, look up the Site/Location (Facility) in the Mapping Information and utilize the corresponding Data Center Name.

5	Market	Service Order Information

6	Site/Location (Facility)	Service Order Information If Site/Location was not listed in the Service Order Information, look up the site code in the Mapping Information and utilize the corresponding Site/Location.

7	Contract Term (months)	Service Order Information, Supporting Information Files

8	Auto Escalator Percentage	Service Order Information

9	Product Family	Service Order Information If Product Family was not listed in the Service Order Information, look up the area of responsibility in the Mapping Information and utilize the corresponding Product Family.

10	Quantity (units vary per Product Family and Business Service)	Service Order Information, Supporting Information Files

11	Auto Renewal Term	Service Order Information, Supporting Information Files

12	MRR
Service Order Information, Supporting Information Files

If MRR was listed in the Service Order Information or Supporting Information Files as of a date other than the Statistical Disclosure Date, recompute using the Auto Escalator Percentage and time between the listed as-of date and Statistical Disclosure Date and the following formula:

MRR = listed MRR * (1 + Auto Escalator Percentage) ^ n,

where n is equal to the time, in years, between the listed as-of date and Statistical Disclosure Date

B-1

#	Attribute (Data File Attribute, if different)	Source Documents / Instructions

13	Contract End Date
Service Order Information, Supporting Information Files

If Contract End Date was not listed in the Service Order Information or Supporting Information Files, recompute as the contract start date listed in Service Order Information plus Contract Term (months).

14	Remaining Term	Recompute by rounding to the nearest integer, the number of days between the Statistical Disclosure Date and Contract End Date divided by 30.5.

B-2

Exhibit C

Exceptions

Selected Service Order #	Service Order Number	Attribute	Per Data File	Per Source Documents
6	20261006	Auto Escalator Percentage	2.00%	2.25%
7	20261007	Customer Since (Date)	8/1/1994	11/2/2016
8	20261008	Customer Since (Date)	4/23/2021	2/9/2021
16	20261016	Customer Since (Date)	1/22/2013	10/14/2015
18	20261018	Customer Since (Date)	10/31/2016	5/22/2017
23	20261023	Customer Since (Date)	2/14/2011	4/20/2011
26	20261026	Customer Since (Date)	1/25/2005	1/25/2012
33	20261033	Customer Since (Date)	1/6/2006	2/26/2009
44	20261044	Customer Since (Date)	4/26/2006	4/6/2012
45	20261045	Customer Since (Date)	12/31/2016	3/1/2017
46	20261046	Auto Escalator Percentage	1.50%	3.00%
59	20261059	Contract End Date	3/31/2026	4/30/2026
59	20261059	Customer Since (Date)	12/30/2019	7/31/2019
62	20261062	Customer Since (Date)	9/21/2009	3/25/2009
64	20261064	Customer Since (Date)	6/30/2005	9/1/2015
70	20261070	Customer Since (Date)	10/9/2006	8/31/2009
71	20261071	Customer Since (Date)	9/10/2012	7/20/2011
73	20261073	Customer Since (Date)	11/16/2004	5/7/2019
77	20261077	Customer Since (Date)	10/25/2019	1/31/2020
85	20261085	Customer Since (Date)	4/18/2006	8/31/2009
86	20261086	Contract Term (in months)	118	38
94	20261094	Auto Renewal Term (in months)	1	Not Available

C-1